Financial (Income) Expenses, Net - Schedule of Financial Income Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Interest from deposits	$ 335	$ 263	$ 100
Exchange differences	2,092	22
Financial income	(544)	(285)	(100)
Bank fees	27	12	16
Exchange differences			101
Financial expenses	27	12	117
TOTAL FINANCIAL (INCOME) EXPENSES, net	$ (517)	$ (273)	$ 17